Loans (Tables)	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of loan portfolio
(in thousands)	2020	2019

Residential real estate
One- to four-family	$222,489	$216,066
Multi-family	12,373	15,928
Construction	4,045	3,757
Land	765	852
Farm	2,354	3,157
Nonresidential real estate	33,503	30,419
Commercial and industrial	2,214	2,075
Consumer and other
Loans on deposits	1,245	1,415
Home equity	7,645	8,214
Automobile	67	91
Unsecured	675	451
	287,375	282,425

Allowance for loan losses	(1,488)	(1,456)
	$285,887	$280,969

Schedule of allowance for loan losses and the recorded investment in loans by portfolio
June 30, 2020:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,983	$751	$4,734	$--	$--	$--
Multi-family	671	--	671	--	--	--
Construction	63	--	63	--	--	--
Farm	309	--	309	--	--	--
Nonresidential real estate	660	--	660	--	--	--
	5,686	751	6,437	--	--	--
Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$217,755	$671	$--	$671
Multi-family			11,702	184	--	184
Construction			3,982	6	--	6
Land			765	1	--	1
Farm			2,045	4	--	4
Nonresidential real estate			32,843	405	--	405
Commercial and industrial			2,214	3	--	3
Consumer and other
Loans on deposits			1,245	2	--	2
Home equity			7,645	11	--	11
Automobile			67	--	--	--
Unsecured			675	1	--	1
Unallocated			--	--	200	200
			280,938	1,288	200	1,488
			$287,375	$1,288	$200	$1,488
June 30, 2019:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,837	$949	$4,786	$--	$--	$--
Multi-family	685	--	685	--	--	--
Farm	309	--	309	--	--	--
Nonresidential real estate	683	--	683	--	--	--
	5,514	949	6,463	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$210,595	$685	$--	$685
Multi-family			15,928	200	--	200
Construction			3,757	6	--	6
Land			852	1	--	1
Farm			2,848	6	--	6
Nonresidential real estate			29,736	336	--	336
Commercial and industrial			2,075	5	--	5
Consumer and other
Loans on deposits			1,415	3	--	3
Home equity			8,214	14	--	14
Automobile			91	--	--	--
Unsecured			451	--	--	--
Unallocated			--	--	200	200
			275,962	1,256	200	1,456
			$282,425	$1,256	$200	$1,456

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

Schedule of impaired loans by class of loans
(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,734	$--	$4,713	$172	$172
Multi-family	671	--	679	32	32
Construction	63	--	13	--	--
Farm	309	--	309	11	11
Nonresidential real estate	660	--	701	47	47
Total	$6,437	$--	$6,415	$262	$262
(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,786	$--	$4,449	$226	$226
Multi-family	685	--	343	26	26
Farm	309	--	310	--	--
Nonresidential real estate	683	--	403	7	7
Total	$6,463	$--	$5,505	$259	$259

Schedule of principal balance outstanding in past due loans
	June 30, 2020		June 30, 2019
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

Residential real estate:
One- to four-family	$4,458	$1,135	$4,545	$1,747
Multi-family	671	--	685	--
Construction	63	--	--	--
Farm	309	--	309	--
Nonresidential real estate	660	--	683	49
Commercial and industrial	4	--	1	--
Consumer	95	--	9	--
	$6,260	$1,135	$6,232	$1,796

Schedule of principal balance outstanding in past due loans
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$2,546	$2,670	$5,216	$217,273	$222,489
Multi-family	--	--	--	12,373	12,373
Construction	192	63	255	3,790	4,045
Land	--	--	--	765	765
Farm	107	309	416	1,938	2,354
Nonresidential real estate	57	253	310	33,193	33,503
Commercial and industrial	--	--	--	2,214	2,214
Consumer and other:
Loans on deposits	--	--	--	1,245	1,245
Home equity	255	90	345	7,300	7,645
Automobile	--	--	--	67	67
Unsecured	--	--	--	675	675
Total	$3,157	$3,385	$6,542	$280,833	$287,375
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,021	$3,479	$7,500	$208,566	$216,066
Multi-family	--	248	248	15,680	15,928
Construction	753	--	753	3,004	3,757
Land	--	--	--	852	852
Farm	2	--	2	3,155	3,157
Nonresidential real estate	362	49	411	30,008	30,419
Commercial and industrial	--	--	--	2,075	2,075
Consumer and other:
Loans on deposits	--	--	--	1,415	1,415
Home equity	38	--	38	8,176	8,214
Automobile	8	--	8	83	91
Unsecured	--	--	--	451	451
Total	$5,184	$3,776	$8,960	$273,465	$282,425

Schedule of analysis performed, the risk category of loans by class of loansass of loans
June 30, 2020:
(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate:
One- to four-family	$215,010	$742	$6,737	$--
Multi-family	11,702	--	671	--
Construction	3,982	--	63	--
Land	765	--	--	--
Farm	2,045	--	309	--
Nonresidential real estate	31,529	939	1,035	--
Commercial and industrial	2,188	--	26	--
Consumer and other:
Loans on deposits	1,245	--	--	--
Home equity	7,505	39	101	--
Automobile	67	--	--	--
Unsecured	670	--	5	--
Total	$276,708	$1,720	$8,947	$--
June 30, 2019:
(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate:
One- to four-family	$206,489	$894	$8,683	$--
Multi-family	15,243	--	685	--
Construction	3,757	--	--	--
Land	852	--	--	--
Farm	2,848	--	309	--
Nonresidential real estate	28,990	746	683	--
Commercial and industrial	1,584	--	491	--
Consumer and other:
Loans on deposits	1,415	--	--	--
Home equity	8,053	137	24	--
Automobile	91	--	--	--
Unsecured	446	--	5	--
Total	$269,768	$1,777	$10,880	$--

Schedule of allowance for loan losses by portfolio segment
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$685	$49	$(65)	$2	$671
Multi-family	200	(16)	--	--	184
Construction	6	--	--	--	6
Land	1	--	--	--	1
Farm	6	(2)	--	--	4
Nonresidential real estate	336	69	--	--	405
Commercial and industrial	5	(2)	--	--	3
Consumer and other:
Loans on deposits	3	(1)	--	--	2
Home equity	14	(3)	--	--	11
Auto	--	8	(8)
Unsecured	--	1	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,456	$103	$(73)	$2	$1,488
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$795	$41	$(190)	$39	$685
Multi-family	225	(25)	--	--	200
Construction	8	(2)	--	--	6
Land	1	--	--	--	1
Farm	6	--	--	--	6
Nonresidential real estate	321	15	--	--	336
Commercial and industrial	3	2	--	--	5
Consumer and other:
Loans on deposits	3	--	--	--	3
Home equity	13	1	--	--	14
Unsecured	1	(21)	--	20	--
Unallocated	200	--	--	--	200
Totals	$1,576	$11	$(190)	$59	$1,456

Schedule of purchased credit impaired loans
(in thousands)	2020	2019

Residential real estate:
One- to four-family	$751	$949

Schedule of accretable yield, or income expected to be collected
(in thousands)	2020	2019

Balance at beginning of year	$544	$634
Accretion of income	(97)	(90)
Balance at end of year	$447	$544